Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Product sales	$ 2,771,869	$ 3,524,178
Laboratory services	41,960	228,904
Collaboration revenue	397,178	272,603
Total revenue	3,211,007	4,025,685
Operating expenses
Cost of products sold	1,612,838	1,658,571
Cost of services	520,338	631,333
Research and development	6,883,293	8,613,236
General and administrative	6,692,659	6,602,608
Sales and marketing	2,767,670	5,529,274
Total operating expenses	18,476,798	23,035,022
Operating loss	(15,265,791)	(19,009,337)
Other income/(expense)
Interest and other expense	(87,255)	(5,967)
Interest expense	(233,505)	(143,347)
Foreign currency transaction gains/(losses)	23,179	(8,102)
Change in fair value of derivative financial instruments	144,064	0
Total other expense	(153,517)	(157,416)
Loss before income taxes	(15,419,308)	(19,166,753)
Provision for income taxes	0	0
Net loss	(15,419,308)	(19,166,753)
Preferred stock dividends and beneficial conversion	0	(332,550)
Net loss available to common stockholders	$ (15,419,308)	$ (19,499,303)
Net loss per common share - basic and diluted	$ (9.80)	$ (27.59)
Weighted average shares outstanding - basic and diluted	1,573,769	706,702
Net loss	$ (15,419,308)	$ (19,166,753)
Other comprehensive (loss)/income - foreign currency translation	(32,076)	7,235
Comprehensive loss	$ (15,451,384)	$ (19,159,518)